Fair Values Of FCI's Pension Plan Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Pension Plan Assets by Fair Value [Line Items]
Fair Value Of Pension Plan Assets	$ 1,925	$ 1,376	$ 981
Total
Schedule of Pension Plan Assets by Fair Value [Line Items]
Fair Value Of Pension Plan Assets	1,041	591
Guaranteed interest contract | Kyobo Life Insurance Co. Ltd.
Schedule of Pension Plan Assets by Fair Value [Line Items]
Fair Value Of Pension Plan Assets	504	330
Fixed Deposit | Industrial Bank of Korea
Schedule of Pension Plan Assets by Fair Value [Line Items]
Fair Value Of Pension Plan Assets	$ 537	$ 261